THE TREASURER'S FUND

                              One Corporate Center
                            Rye, New York 10580-1434

                               SEMI-ANNUAL REPORT
                                APRIL 30, 1998(a)

TO OUR SHAREHOLDERS,

      We are pleased to present the semi-annual report of the Treasurer's Fund for the six months ended April 30, 1998. The total net assets of the Treasurer's Fund portfolios on April 30, 1998 (in millions) were:

                                                              WEIGHTED
                                       NET ASSETS         AVERAGE MATURITY
                                       ----------         ----------------
Domestic Prime Money Market Portfolio     $277.0              41 days
Tax Exempt Money Market Portfolio          166.2              34 days
U.S. Treasury Money Market Portfolio        84.8              74 days

         The portfolios continue to hold investments in very high quality money market securities of domestic, corporate and municipal issuers and U.S. Government obligations. The weighted average maturities of the portfolios were well within the permitted maximum of 90 days.

COMMENTARY

         As the 30-year Treasury bond rallies and moves to record low yields, we are left to wonder "where to next?" The move in long term rates has been driven by several factors. Namely, overseas uncertainty which has pushed the dollar up to a seven year high (currently trading above 140 yen), absence of any inflationary pressure, the continuation of debt restructuring by the Treasury that creates a sense of scarcity and favorable comments from Federal Reserve Board Chairman Greenspan. The market psychology, as usual, has changed quite rapidly. Just a few weeks ago the reinstatement of a policy bias toward tightening drove long term rates over 6.0%. The upcoming June 30 Federal Open Market Committee (FOMC) meeting was a certainty for a policy move to raise rates. Now with the yen in free fall, Russia on the brink and the ominous thought of a possible devaluation by the Chinese, a major flight-to-quality move has driven long term rates to record lows.

      Why are we left to wonder "what next?" We believe the Fed will fight to remain neutral given the continuation of strong domestic economic news. We continue to read stories of worker shortages and signing bonuses becoming a new tool for attracting skilled workers and recent college graduates. Service sector job growth, retail sales and the housing market remain strong. Even Chairman Greenspan himself states that the U.S. economy is the best he has seen in 50 years. We are left to conclude that even with overseas pressures, the Federal Funds rate target will remain unchanged at 5.5% Of course, all bets are


-------------------------------------
(a) The Fund's fiscal year ends October 31, 1998 off if some sort of massive coordinated intervention (which is expected) does not ssssmaterialize and the dollar makes a run to the 150s vs. the yen.

      Where does that leave the short term market followers? Well, it is certainly difficult to go long the short end of the Treasury curve and give up yield to do so. But, we do believe that if you pick your spots carefully money may be made even in an expensive market. Our strategy of investing in "spread product" while trading the short term Treasuries' ranges to add to total rate of return has not changed. At these levels, we naturally shift towards more spread and wait for value to return, or at least until a new trading range emerges. We believe the market is overbought and some correction from these highs is anticipated but we continue to build in flexibility to the portfolio so we may act in any direction.

INTERNET

      You can now visit us on the Internet. Our home page at http://www.gabelli.com contains information about Gabelli Funds, Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

CONCLUSION

WE THANK YOU FOR YOUR LOYALTY AND AS ALWAYS, PLEDGE OUR BEST EFFORTS ON YOUR BEHALF AS WE SEEK TO PROVIDE YOU WITH COMPETITIVE RETURNS. PLEASE CALL US AT 1-800-GABELLI (1-800-422-3554) DURING THE BUSINESS DAY FOR FURTHER INFORMATION.

                                   SINCERELY,

                                /s/Judith A. Raneri
                                ---------------------
                                JUDITH A. RANERI
                                Portfolio Manager

JUNE 15, 1998

      An investment in The Treasurer's Fund Portfolios are neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will maintain a stable $1 per share net asset value. The Fund's prospectus contains more complete information, including fees and expenses. The prospectus should be read carefully before you invest or send money. Yields will fluctuate. Past performance is not predictive of future performance.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- APRIL 30, 1998 (UNAUDITED)
===========================================================================================================================
     PRINCIPAL                                                                             CREDIT        MARKET
      AMOUNT                                                                              RATINGS*       VALUE
     --------                                                                             --------      ------
               ASSET BACKED SECURITIES - 1.5%
   $ 4,070,826 Westo Financial Owner Trust, Series 1997-D, 5.91%, 12/20/98 ............   A1+/P1     $  4,073,895
                                                                                                     ------------
               MEDIUM TERM AND SENIOR NOTES - 3.6%
    10,000,000 Travelers Life & Annuity Funding Agreement, 5.65%, 04/15/99 ............    NR/NR       10,000,000
                                                                                                     ------------
               COMMERCIAL PAPER - 25.0%
    12,000,000 Bell Atlantic Financial Services, Inc., 5.51%, 05/05/98 ................    A1/P1       11,992,653
    12,500,000 First Brands Commercial, Inc., 5.53%, 05/15/98                              A1/P1       12,473,118
    10,000,000 Louis Dreyfus Corp., 5.53%, 05/18/98 ...................................   A1+/P1        9,973,886
    10,000,000 Transamerica Corp., 5.50%, 06/01/98 ....................................    A1/P1        9,952,639
     5,000,000 First Chicago Capital Markets, Inc., 5.50%, 06/02/98 ...................    A1/P1        4,975,556
    10,000,000 Island Finance Puerto Rico, Inc., 5.53%, 06/03/98 ......................    A1/P1        9,949,308
    10,000,000 Avnet, Inc., 5.51%, 06/15/98 to 06/16/98 ...............................    A1/P1        9,930,360
                                                                                                      -----------
               TOTAL COMMERCIAL PAPER                                                                  69,247,520
                                                                                                      -----------
               ADJUSTABLE RATE SECURITIES - 5.1%
     9,300,000 Health Insurance Plan of Greater New York, Series B, 5.60%,
                 05/06/98, Letter of Credit - Morgan Guaranty Trust, 07/01/16+ ........   A1+/NR        9,300,000
     4,800,000 New Jersey Economic Development Authority, 5.69%, 04/30/98,10/01/21+ ...    NR/NR        4,800,000
                                                                                                     ------------
               TOTAL ADJUSTABLE RATE SECURITIES                                                        14,100,000
                                                                                                     ------------
               LOAN PARTICIPATIONS - 4.7%
    13,000,000 Pacific Financial Asset Management, 5.63%, 05/06/98 ....................    NR/NR       13,000,000
                                                                                                     ------------
               U.S. GOVERNMENT AGENCY MORTGAGES - 20.2%
     1,000,000 Federal Home Loan Bank, 5.65%, 05/04/98 ................................                 1,000,094
    15,000,000 Federal Farm Credit Bank, 5.50%, 06/01/98 ..............................                15,000,000
     5,000,000 Federal Farm Credit Bank, 5.46%, 07/01/98 ..............................                 5,000,000
    10,000,000 Federal Farm Credit Bank, 5.51%, 08/03/98 ..............................                10,000,000
    10,000,000 Federal Home Loan Bank, 5.71%, 03/17/99 ................................                10,000,000
     5,000,000 Federal Home Loan Bank, 5.65%, 03/30/99 ................................                 5,000,000
     5,000,000 Federal Home Loan Bank, 5.51%, 04/01/99 ................................                 4,998,853
     5,000,000 Federal Home Loan Bank, 5.70%, 04/15/99 ................................                 4,997,012
                                                                                                     ------------
               TOTAL U.S. GOVERNMENT AGENCY MORTGAGES .................................                55,995,959
                                                                                                     ------------
               REPURCHASE AGREEMENTS - 43.4%
    25,000,000 BZW, dated 04/30/98, proceeds at maturity $25,003,785 (b) ..............                25,000,000
    50,000,000 Citibank, dated 04/30/98, proceeds at maturity $50,007,639 (c) .........                50,000,000
    45,321,934 Bear Stearns & Co., Inc., dated 04/30/98, proceeds at maturity
                 $45,328,858.02 (d)                                                                    45,321,934
                                                                                                     ------------
               TOTAL REPURCHASE AGREEMENTS                                                            120,321,934
                                                                                                     ------------
TOTAL INVESTMENTS (Cost $286,739,308) (a) .............................................  103.5%      $286,739,308
PAYABLE TO MANAGER ....................................................................   (0.0)%          (66,944)
PAYABLE TO ADMINISTRATOR ..............................................................   (0.0)%          (21,686)
PAYABLE FOR SECURITIES PURCHASED ......................................................   (3.6)%      (10,000,000)
DIVIDENDS PAYABLE .....................................................................   (0.1)%         (357,369)
OTHER ASSETS AND LIABILITIES (NET) ....................................................    0.2%           666,123
                                                                                                     ------------
NET ASSETS (276,996,633 shares of beneficial interest outstanding,
  $0.001 par value, two billion shares authorized) ....................................  100.0%      $276,959,432
                                                                                         =====       ============
COMPOSITION OF NET ASSETS
Paid-in-capital .......................................................................              $276,915,484
Undistributed net investment income ...................................................                    13,572
Accumulated net realized gain on investments ..........................................                    30,376
                                                                                                     ------------
NET ASSETS ............................................................................              $276,959,432
                                                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..............................                     $1.00
                                                                                                            =====

  + Variable rate security. Maturity date reflects the next rate change.
(a) Aggregate cost for Federal tax purposes.
(b) Collateralized by U.S. Treasury Bond, 02/15/25, market value $25,705,344.
(c) Collateralized by U.S. Treasury Notes, 05/15/06, market value $51,001,564.
(d) Collateralized by U.S. Treasury Notes and STRIPS, 02/15/17 to 08/15/22, market value $46,229,934.
 * Credit ratings issued by Standard & Poor's Corporation and Moody's Investors Services Inc. Standard & Poor's credit rating of A1 and Moody's credit rating of P1 reflect instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Investment Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolios.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS -- APRIL 30, 1998 (UNAUDITED)
===========================================================================================================================
     PRINCIPAL                                                                             CREDIT        MARKET
      AMOUNT                                                                              RATINGS*        VALUE
     --------                                                                             --------       ------
               SHORT TERM MUNICIPAL OBLIGATIONS - 99.6%
               ALABAMA - 3.0%
    $4,000,000 Huntsville Alabama Health Care Authority, Series A, 4.00%,
                 05/07/98, SPA - Amsouth Bank of Alabama, 06/01/27+ .....................  VMIG1/A1   $ 4,000,000
     1,000,000 Huntsville Industrial Development Board, Avco Corporation Project,
                 Series 1982, 4.60%, 05/07/98, LOC - Bankers Trust, 11/01/99+ ...........   Aa2/NR      1,000,000
                                                                                                      -----------
               TOTAL ALABAMA                                                                            5,000,000
                                                                                                      -----------
               ARIZONA - 4.5%
       500,000 Arizona Health Facility, Pooled Loan Program, Series 1985, 4.10%,
                 05/07/98, FGIC Insured, SPA - Chemical Bank, 10/01/15+ .................  VMIG1/A1       500,000
     5,000,000 Maricopa County Pollution Control, 4.05%, 05/07/98, 07/01/14+ ............    NR/P1      5,000,000
     2,000,000 Maricopa County Pollution Control, 3.50%, 06/11/98 .......................    A1/P1      2,000,000
                                                                                                      -----------
               TOTAL ARIZONA ......................................................................     7,500,000
                                                                                                      -----------
               COLORADO - 0.7%
     1,175,000 Colorado Health Facilities Authority, Boulder Community Hospital
                 Project C, 4.10%, 05/07/98, MBIA Insured, SPA - Rabobank
                 Nederland, 10/01/14+ ...................................................  VMIG1/A1+    1,175,000
                                                                                                      -----------
               CONNECTICUT - 1.8%
     3,000,000 Connecticut State Special Assessment Unemployment Compensation,
                 Series C, 3.90%, 07/01/98, FGIC Insured, 11/15/01+ .....................  VMIG1/A1+    3,000,000
                                                                                                      -----------
               FLORIDA - 6.3%
     2,910,000 Broward County Florida Housing Financial Authority, Multi-family
                 Housing Revenue, Lake Park Associates Limited Partnership,
                 4.05%, 05/07/98, 12/01/10+ .............................................    NR/A1      2,910,000
     1,000,000 Dade County Health Facilities Authority, Miami Children's Hospital
                 Project, Series 1990, 4.30%, 05/01/98, LOC - Barnett
                 Bank of South Florida, 09/01/20+ .......................................  VMIG1/NR     1,000,000
     4,500,000 Florida Gulf Coast University, 4.10%, 05/07/98, LOC - First Union
                 National Bank, 08/01/27+ ...............................................    NR/A1      4,500,000
     2,000,000 Lee County Industrial Development Authority, Health Care
                 Facilities Revenue, Var-Cypress Cove, 4.05%, 05/07/98, LOC -
                 Kredietbank N.V.,10/01/04+ .............................................  NR/VMIG1     2,000,000
                                                                                                      -----------
               TOTAL FLORIDA .......................................................................   10,410,000
                                                                                                      -----------
               GEORGIA - 6.6%
     1,615,000 Atlanta Georgia Water & Sewer Revenue, 5.00%, 01/01/99,
                 FGIC Insured ...........................................................   Aaa/AAA     1,629,778
     2,400,000 Burke County Development Authority, Georgia Power Company,
                 4.20%, 05/01/98, 07/01/24+ .............................................  VMIG1/A1     2,400,000
     4,740,000 Burke County Development Authority, Ogelthorpe Power Corporation,
                 Series A, 4.00%, 05/07/98, FGIC Insured, SPA - Canadian Imperial
                 Bank, 01/01/16+ ........................................................  VMIG1/A1+    4,740,000
     1,700,000 DeKalb Private Hospital Authority, Egleston Children's Hospital,
                 Series A, 4.05%, 05/07/98, LOC - Trust Co. Bank, 03/01/24+ .............  VMIG1/A1+    1,700,000
       500,000 Hapeville Development Authority, Industrial Development Revenue,
                 Tend-Hapeville Hotel Limited, 4.25%, 05/01/98, LOC - Deutsche
                 Bank A.G., 11/01/15+ ...................................................  VMIG1/A1+      500,000
                                                                                                       ----------
               TOTAL GEORGIA .......................................................................   10,969,778
                                                                                                       ----------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 1998 (UNAUDITED)
===========================================================================================================================
     PRINCIPAL                                                                             CREDIT        MARKET
      AMOUNT                                                                              RATINGS*        VALUE
     --------                                                                             --------       ------
               ILLINOIS - 4.5%
    $2,600,000 Illinois Health Facilities Authority Revenue Updates, Hospital
                 Sisters Service, Series E, 4.125%, 05/07/98, MBIA Insured, SPA -
                 Morgan Guaranty Trust, 12/01/15+ .......................................  VMIG1/AAA  $ 2,600,000
     2,900,000 Illinois State Toll Highway Authority, Series B, 4.00%, 05/07/98,
                  MBIA Insured, LOC - Societe Generale, 01/01/10+ .......................  VMIG1/A1+    2,900,000
     2,000,000 Metropolitan Pier & Exposition Authority Illinois, 4.35%,
                 12/15/98, AMBAC Insured ................................................   Aaa/AA+     2,007,226
                                                                                                       ----------
               TOTAL ILLINOIS ......................................................................    7,507,226
                                                                                                       ----------
               INDIANA - 1.1%
     1,835,000 Warrick County Indiana Environmental Impt Revenue, 4.65%, 05/01/98 .......   Aa2/AA      1,835,000
                                                                                                       ----------
               KANSAS - 4.9%
     5,150,000 Burlington Kansas, Pollution Control Revenue, 3.25%, 05/07/98,
                 LOC - Deutsche Bank A.G. ...............................................   NR/A1+      5,150,000
     3,000,000 City of Burlington Kansas Pollution Control, 3.55%, 05/04/98 .............   NR/A1+      3,000,000
                                                                                                       ----------
               TOTAL KANSAS .........................................................................   8,150,000
                                                                                                       ----------
               KENTUCKY - 0.8%
     1,255,000 Kentucky Development Finance Authority Pooled Loan Program,
                 Series A, 4.10%, 05/07/98, FGIC Insured, SPA - Landesbank
                 Hessen, 12/01/15+ ......................................................  VMIG1/A1+    1,255,000
                                                                                                       ----------
               LOUISIANA - 4.7%
     5,000,000 East Baton Rouge Mortgage Financial Authority,
                 Series C-4, 4.50%, 07/02/98, 10/01/30+ .................................  VMIG1/Aaa    5,005,421
     1,700,000 Louisiana State Offshore Term Authority, Deepwater Port Revenue
                 ACES, Loop Inc. 1st Stage, 4.15%, 05/01/98, LOC - Union Bank
                 of Switzerland, 09/01/06+ ..............................................  VMIG1/NR     1,700,000
     1,100,000 Parish of East Baton Rouge, Louisiana Pollution Control Exxon
                 Corporation, Series 1989, 4.20%, 05/01/98, 11/01/19+ ...................  VMIG1/A1+    1,100,000
                                                                                                       ----------
               TOTAL LOUISIANA ......................................................................  7,805,421
                                                                                                       ----------
               MARYLAND - 0.7%
     1,100,000 Northeast Maryland Waste Disposal Authority, Hartford County
                 Resource Recovery Revenue, 3.90%, 05/07/98, AMBAC Insured,
                 SPA - Credit Local de France, 01/01/08+ ................................  VMIG1/A1+    1,100,000
                                                                                                       ----------
               MASSACHUSETTS - 4.3%
     6,300,000 Massachusetts State Health & Education Facilities Authority,
                 Var-Cap Assets Program, Series D, 4.15%, 05/01/98, MBIA Insured,
                 SPA - Credit Suisse, 01/01/35+ .........................................  VMIG1/A1+    6,300,000
       900,000 Massachusetts State Industrial Finance Agency, Pollution Control,
                  4.10%, 05/01/98, 10/01/22+ ............................................  VMIG1/A1       900,000
                                                                                                       ----------
               TOTAL MASSACHUSETTS ..................................................................   7,200,000
                                                                                                       ----------
               MICHIGAN - 6.8%
     4,000,000 Michigan Higher Education Student Loan, Series XII B, 4.10%,
                 05/07/98, AMBAC Insured, SPA - Kredietbank N.V., 10/01/13+ .............  VMIG1/A1     4,000,000
     1,500,000 Michigan Municipal Bond Authority Revenue,
                 Series B, 4.50%, 07/02/98 ..............................................   NR/SP1+     1,502,178
     3,000,000 Michigan State Strategic Fund Pollution Control, 3.25%, 05/04/98 .........   P1/A1+      3,000,000
     1,400,000 Michigan Strategic Fund (Dow Chemical Company), 3.35%, 05/04/98 ..........    P1/A1      1,400,000

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 1998 (UNAUDITED)
===========================================================================================================================
     PRINCIPAL                                                                             CREDIT        MARKET
      AMOUNT                                                                              RATINGS*        VALUE
     --------                                                                             --------       ------
               MICHIGAN (CONTINUED)
    $1,400,000 Wayne Charter County Airport, Detroit Metropolitan County
                 Project, Series B, 4.05%, 05/07/98, LOC - Bayerische Landesbank,
                 10/01/16+ ...............................................................  NR/A1+    $ 1,400,000
                                                                                                      -----------
               TOTAL MICHIGAN ......................................................................  11,302,178
                                                                                                      -----------
               MINNESOTA - 4.6%
     2,800,000 Rochester Minnesota Health Care, Mayo Foundation, Mayo Medical
                 Center Series C, 3.65%, 05/07/98 ........................................  NR/A1+      2,800,000
     2,500,000 Rochester Minnesota Health Care, Mayo Foundation, 3.60%, 07/22/98 .........  NR/A1+      2,500,000
     2,300,000 Rochester Minnesota Health Care, Mayo Foundation, 3.60%, 07/23/98 .........  NR/A1+      2,300,000
                                                                                                      -----------
               TOTAL MINNESOTA .....................................................................    7,600,000
                                                                                                      -----------
               MISSOURI - 1.5%
     2,500,000 Missouri State Health & Educational Facilities Authority,
                 Christian Health Service, Series A, 4.05%, 05/07/98, LOC - Morgan
                 Guaranty Trust, 11/01/19+ ...............................................  NR/A1+      2,500,000
                                                                                                      -----------
               NEW JERSEY - 0.5%
       800,000 New Jersey Economic Development Authority, Project C, 4.10%,
                 05/01/98, AMBAC Insured, SPA - Bank of New York, 11/01/25+ .............. VMIG1/A1+      800,000
                                                                                                      -----------
               NEW MEXICO - 0.7%
     1,200,000 Albuquerque New Mexico, Gross Receipts Lodgers Tax Revenue,
                 Series A, 4.05%, 05/07/98, LOC - Canadian Imperial Bank, 07/01/22+ ...... VMIG1/A1+    1,200,000
                                                                                                      -----------
               NEW YORK - 1.3%
     1,635,000 New York State Energy Research and Development, Series C, 4.05%,
                 05/01/98, LOC - Morgan Guaranty Trust, 06/01/29+ ........................ VMIG1/A1+    1,635,000
       600,000 State of New York Dormitory Authority, Beverwyck Inc. Project,
                 4.00%, 05/07/98, LOC - Banque Paribas, 07/01/25+ ........................ VMIG1/A1+      600,000
                                                                                                      -----------
               TOTAL NEW YORK ......................................................................    2,235,000
                                                                                                      -----------
               NORTH CAROLINA - 4.9%
     5,000,000 Charlotte-Mecklenberg Hospital Authority, Series D, 4.05%,
                 05/07/98, 01/15/26+ ..................................................... VMIG1/A1+    5,000,000
     1,000,000 Lenoir County Pollution Control Facilities, Series 1983,
                 Texasgulf Inc. Project, 4.225%, 05/07/98, LOC - Bank of
                 Nova Scotia, 12/01/03+ ..................................................  Aa2/NR      1,000,000
     2,100,000 University of North Carolina at Chapel Hill Parking System Revenue Bond
                 Series 1997 C, 4.05%, 05/07/98, SPA - Nationsbank N.A., 05/15/27+ ....... VMIG1/A1+    2,100,000
                                                                                                      -----------
               TOTAL NORTH CAROLINA ................................................................    8,100,000
                                                                                                      -----------
               OHIO - 3.4%
     4,725,000 Ohio State Highway Capital Improvements Series B, 4.00%, 05/01/98 .........  Aa1/AA+     4,725,000
       900,000 Ohio State Student Loan Funding Corporation, Series A-2, 4.10%,
                 05/07/98, LOC - National Westminister Bank PLC, 01/01/07+ ............... VMIG1/NR       900,000
                                                                                                      -----------
               TOTAL OHIO ..........................................................................    5,625,000
                                                                                                      -----------
               PENNSYLVANIA - 1.6%
     1,300,000 Lehigh County, Pennsylvania General Purpose Authority,
                 Lehigh Valley Hospital, Series A, 4.15%, 05/01/98,
                 AMBAC Insured, SPA - Chase Manhattan Bank, 07/01/28+ .................... VMIG1/A1     1,300,000

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 1998 (UNAUDITED)
===========================================================================================================================
     PRINCIPAL                                                                             CREDIT        MARKET
      AMOUNT                                                                              RATINGS*        VALUE
     --------                                                                             --------       ------
               PENNSYLVANIA (CONTINUED)
    $1,300,000 Pennsylvania Energy Development Authority, Ebensburg Project,
                 4.10%, 05/07/98, LOC - Swiss Bank Corp., 12/01/11+ ......................  Aa1/NR    $ 1,300,000
                                                                                                      -----------
               TOTAL PENNSYLVANIA                                                                       2,600,000
                                                                                                      -----------
               SOUTH CAROLINA - 3.4%
     2,600,000 South Carolina Educational Facilities Authority, Furman University
                 Project Series B, 4.05%, 05/07/98, MBIA Insured, SPA -
                 Wachovia Bank of South Carolina, 10/01/26+ .............................. VMIG1/AAA    2,600,000
     3,000,000 South Carolina Jobs Economic Development Authority, Solid Waste
                 Recycling Santee River Rubber Project, 3.75%, 09/03/98, 12/15/14+ .......   NR/NR      3,000,000
                                                                                                      -----------
               TOTAL SOUTH CAROLINA .................................................................   5,600,000
                                                                                                      -----------
               TENNESSEE - 2.5%
       700,000 Clarksville Public Building Authority, Pooled Financing, Series
                 1990, 4.00%, 05/07/98, MBIA Insured, SPA - C.S. First Boston,
                 07/01/13+ ............................................................... VMIG1/A1+      700,000
     3,500,000 Tennessee State Board Anticipation Notes Series E, 3.95%,
                 05/07/98, SPA - Tennessee Consolidated Retirement Systems,
                 07/02/01+ ............................................................... VMIG1/A1+    3,500,000
                                                                                                      -----------
         TOTAL TENNESSEE ............................................................................   4,200,000
                                                                                                      -----------
               TEXAS - 8.8%
     2,750,000 Harris County Texas Housing Financial Corporation, Idlewood Park
                 Development, Series A, 4.25%, 05/07/98, LOC - New England
                 Mutual Life, 06/01/05+ ..................................................  NR/A1+      2,750,000
     4,000,000 Houston Texas Water & Sewer Revenue Note, 3.70%, 07/02/98 .................   P1/A1      4,000,000
     1,300,000 North Central Texas Health Facility Development, Presbyterian
                 Medical Center Series D, 4.25%, 05/01/98, MBIA Insured, SPA -
                 Nationsbank of Texas, 12/01/15+ ......................................... VMIG1/A1+    1,300,000
       400,000 North Central Texas, Health Facilities, Presbyterian Medical
                 Center, Series C, 4.25%, 05/01/98, MBIA Insured, SPA -
                 Nationsbank of Texas, 12/01/15+ ......................................... VMIG1/A1+      400,000
     6,300,000 Texas State Tax & Revenue Anticipation Notes, Series A, 4.75%,
                 08/31/98 ................................................................ MIG1/SP1+    6,318,750
                                                                                                      -----------
               TOTAL TEXAS ..........................................................................  14,768,750
                                                                                                      -----------
               UTAH - 4.2%
       900,000 Utah State Board of Regents, Series B, 4.20%, 05/07/98,
                 AMBAC Insured, 11/01/13+ ................................................ VMIG1/A1+      900,000
     6,100,000 Utah State Series 1991 G, 5.50%, 07/01/98 .................................  Aaa/AAA     6,120,511
                                                                                                      -----------
               TOTAL UTAH ...........................................................................   7,020,511
                                                                                                      -----------
               WASHINGTON - 3.0%
     5,000,000 Washington State Series 93A, 4.80%, 10/01/98 ..............................  Aa1/AA+     5,027,727
                                                                                                      -----------
               WISCONSIN - 1.2%
     2,000,000 Wisconsin State Series E, 6.80%, 05/01/98 .................................  AA/Aa       2,000,000
                                                                                                      -----------
               WYOMING - 7.3%
     3,000,000 Lincoln County Pollution Control Revenue, 3.50%, 05/05/98 .................  A1+/NR      3,000,000
     2,800,000 Lincoln County Pollution Control Revenue, 3.60%, 06/10/98 .................  A1+/NR      2,800,000

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 1998 (UNAUDITED)
===========================================================================================================================
     PRINCIPAL                                                                             CREDIT        MARKET
      AMOUNT                                                                              RATINGS*        VALUE
     --------                                                                             --------       ------
               WYOMING (CONTINUED)
    $5,500,000 Lincoln County Pollution Control Revenue, Pacificorp Project,
                 3.60%, 06/10/98 ......................................................     A1+/NR   $  5,500,000
       800,000 Platte County, Tri-State Generator & Transmission Project, Series
                 1984-B, 4.30%, 05/01/98, LOC - Societe Generale, 07/01/14+ ...........      P1/NR        800,000
                                                                                                     ------------
               TOTAL WYOMING                                                                           12,100,000
                                                                                                     ------------
               TOTAL SHORT TERM MUNICIPAL OBLIGATIONS                                                 165,586,591
                                                                                                     ------------
TOTAL INVESTMENTS (Cost $165,586,591) (a) .............................................   99.6%      $165,586,591
PAYABLE TO MANAGER ....................................................................   (0.0)%          (42,545)
PAYABLE TO ADMINISTRATOR ..............................................................   (0.0)%          (13,782)
DIVIDENDS PAYABLE .....................................................................   (0.1)%      (167,672 )
OTHER ASSETS AND LIABILITIES (NET) ....................................................    0.5%          861,083
                                                                                          ----       -----------
NET ASSETS (166,274,950 shares of beneficial interest outstanding,
 $0.001 par value, two billion shares authorized) .....................................  100.0%      $166,223,675
                                                                                         =====       ============
COMPOSITION OF NET ASSETS
Paid-in-capital ..................................................................................   $166,234,252
Undistributed net investment income ..............................................................          3,430
Accumulated net realized loss on investments .....................................................        (14,007)
                                                                                                     ------------
NET ASSETS .......................................................................................   $166,223,675
                                                                                                     ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .........................................          $1.00
                                                                                                            =====

------------------------------------------
     + Variable rate security. Maturity date reflects the next rate change date.
   (a) Aggregate cost for Federal tax purposes.
  ACES-Adjustable Convertible  Extendable  Securities,  AMBAC - AMBAC  Indemnity
       Corporation, FGIC - Financial Guaranty Insurance Company, LOC - Letter of Credit, MBIA - Municipal Bond Insurance Association, SPA - Standby Purchase Agreement.
     * Credit ratings issued by Standard & Poor's Corporation and Moody's Investors Services Inc. Standard & Poor's credit rating of A1 and Moody's credit rating of P1 reflect instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Investment Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the Portfolios.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) -- APRIL 30, 1998 (UNAUDITED)
===========================================================================================================================
     PRINCIPAL                                                                             CREDIT        MARKET
      AMOUNT                                                                              RATINGS*        VALUE
     --------                                                                             --------       ------
               U.S. TREASURY OBLIGATIONS -- 64.4%
               U.S. TREASURY BILLS -- 40.8%
   $35,000,000 U.S. Treasury Bills, 4.99% to 5.01%, due 07/23/98 to 08/06/98 ...........              $34,554,458
                                                                                                      -----------
               U.S. TREASURY NOTES -- 23.6%
    20,000,000 U.S. Treasury Notes, 6.00%, 09/30/98 ....................................               20,045,768
                                                                                                      -----------
               TOTAL U.S. TREASURY OBLIGATIONS .........................................               54,600,226
                                                                                                      -----------
               REPURCHASE AGREEMENTS -- 35.7%
     2,316,778 Bear Stearns & Co., Inc., dated 04/30/98, proceeds at
                 maturity $2,317,773 (b) ...............................................                2,316,778
    10,000,000 BZW, dated 04/30/98, proceeds at maturity $10,001,514 (c) ...............               10,000,000
    18,000,000 Citibank, dated 04/30/98, proceeds at maturity $18,002,750 (d) ..........               18,000,000
                                                                                                      -----------
               TOTAL REPURCHASE AGREEMENTS .............................................               30,316,778
                                                                                                      -----------
TOTAL INVESTMENTS (Cost $84,917,004) (a) ...............................................     100.1%    84,917,004
PAYABLE TO MANAGER .....................................................................      (0.0)%      (24,666)
PAYABLE TO ADMINISTRATOR ...............................................................      (0.0)%       (7,986)
DIVIDENDS PAYABLE ......................................................................      (0.2)%     (159,055)
OTHER ASSETS AND LIABILITIES (NET) .....................................................       0.1%        91,710
                                                                                             -----    -----------
NET ASSETS (84,806,708 shares of beneficial interest outstanding,
 $0.001 par value, two billion shares authorized) ......................................     100.0%   $84,817,007
                                                                                             =====    ===========
COMPOSITION OF NET ASSETS
Paid-in-capital ........................................................................              $84,806,709
Accumulated net realized gain on investments ...........................................                   10,298
                                                                                                      -----------
NET ASSETS .............................................................................              $84,817,007
                                                                                                      ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ...............................                    $1.00
                                                                                                            =====

--------------------------------------------------------
(a) Aggregate cost for Federal tax purposes.
(b) Collateralized by U.S. Treasury STRIPS, 02/15/19, market value $2,363,127.
(c) Collateralized by U.S. Treasury Bond, 02/15/25, market value $10,283,364.
(d) Collateralized by U.S. Treasury Notes, 03/31/00, market value $18,362,925.



                 See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED APRIL 30, 1998 (UNAUDITED)
===========================================================================================================================
                                                                 DOMESTIC PRIME      TAX EXEMPT      U.S. TREASURY
                                                                  MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                                    PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                                  -------------     ------------     ------------
INVESTMENT INCOME:
 Interest ......................................................     $ 7,546,578      $3,481,373      $2,593,957
                                                                     -----------      ----------      ----------
EXPENSES:
 Investment advisory fees ......................................         402,579         292,241         143,637
 Administration fees ...........................................         132,510          96,261          47,246
 Shareholder services fees .....................................          60,146          20,409          10,395
 Custodian fees ................................................          31,427          25,176          11,267
 Legal and audit fees ..........................................          22,578          18,229          13,607
 Directors' fees ...............................................          13,124           6,496           1,268
 Miscellaneous expenses ........................................          44,326          31,465          14,072
                                                                     -----------      ----------      ----------
   Total Expenses ..............................................         706,690         490,277         241,492
 Custodian fee credits .........................................              --         (14,102)             --
                                                                     -----------      ----------      ----------
   TOTAL NET EXPENSES ..........................................         706,690         476,175         241,492
                                                                     -----------      ----------      ----------
NET INVESTMENT INCOME ..........................................       6,839,888       3,005,198       2,352,465
NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................          (1,678)            250          18,479
                                                                     -----------      ----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........     $ 6,838,210      $3,005,448      $2,370,944
                                                                     ===========      ==========      ==========



                 See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF CHANGES IN NET ASSETS
===================================================================================================================================
                                                DOMESTIC PRIME                    TAX EXEMPT                     U.S. TREASURY
                                            MONEY MARKET PORTFOLIO           MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                          -------------------------        -------------------------       ------------------------
                                         SIX MONTHS                        SIX MONTHS                     SIX MONTHS
                                           ENDED         YEAR ENDED          ENDED        YEAR ENDED         ENDED      YEAR ENDED
                                       APRIL 30, 1998   OCTOBER 31,      APRIL 30, 1998   OCTOBER 31,    APRIL 30, 1998  OCTOBER 31,
                                        (UNAUDITED)        1997           (UNAUDITED)        1997         (UNAUDITED)      1997
                                       -------------    ------------     --------------   ----------     ------------  ------------
Operations:
   Net investment income ........... $   6,839,888    $ 13,759,453       $ 3,005,198     $ 5,549,927      $ 2,352,465   $ 4,920,996
   Net realized gain (loss)
     on investments ................        (1,678)         77,010               250              --           18,479        70,988
                                     -------------    ------------      ------------    ------------     ------------  ------------
     Net increase in net assets
       resulting from operations ...     6,838,210      13,836,463         3,005,448       5,549,927        2,370,944     4,991,984
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ...........    (6,839,888)    (13,759,453)       (3,005,198)     (5,549,927)      (2,352,465)   (4,920,996)
   Net realized gain on
     investment transactions .......          (119)       (224,251)             (250)             --           (8,181)      (70,988)
                                     -------------    ------------      ------------    ------------     ------------  ------------
      Total distributions to
        shareholders ...............    (6,840,007)    (13,983,704)       (3,005,448)     (5,549,927)      (2,360,646)   (4,991,984)
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold .......   707,938,281     958,464,195       340,056,978     545,916,653      289,728,776   410,743,301
   Proceeds from reinvestment
     of dividends ..................     6,734,573      13,704,346         2,990,595       5,441,069        2,165,614     4,767,017
   Cost of shares redeemed .........  (718,050,441)   (928,494,124)     (369,658,332)   (517,030,222)    (292,292,150) (421,067,311)
                                     -------------    ------------      ------------    ------------     ------------  ------------
       Net increase (decrease) in
         net assets from capital
         share transactions ........    (3,377,587)     43,674,417       (26,610,759)     34,327,500         (397,760)   (5,556,993)
                                     -------------    ------------      ------------    ------------     ------------  ------------
       Net increase (decrease) in
         net assets ................    (3,379,384)     43,527,176       (26,610,759)     34,327,500         (387,462)   (5,556,993)
Net Assets:
   Beginning of period .............   280,338,816     236,811,640       192,834,434     158,506,934       85,204,469    90,761,462
                                     -------------    ------------      ------------    ------------     ------------  ------------
   End of period ................... $ 276,959,432    $280,338,816      $166,223,675    $192,834,434     $ 84,817,007  $ 85,204,469
                                     =============    ============      ============    ============     ============  ============

                 See accompanying notes to financial statements.

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
DOMESTIC PRIME MONEY MARKET PORTFOLIO
===========================================================================================================================
Selected data for a share outstanding throughout each period.

                                           SIX MONTHS ENDED                   YEAR ENDED OCTOBER 31,
                                            APRIL 30, 1998      ------------------------------------------------
                                             (UNAUDITED)     1997       1996        1995        1994        1993
                                             ----------      ----       ----        ----        ----        -----
OPERATING PERFORMANCE:
   Net asset value, beginning of period ...   $ 1.00        $ 1.00      $ 1.00      $ 1.00     $ 1.00      $ 1.00
                                              ------        ------      ------      ------     ------      ------
   Net investment income (b) ..............    0.025         0.050       0.049       0.054      0.035       0.028
   Net realized and unrealized gain
    (loss) on investments .................       --            --          --      (0.002)        --          --
                                              ------        ------      ------      ------     ------      ------
   Total from investment operations .......    0.025         0.050       0.049       0.052      0.035       0.028
                                              ------        ------      ------      ------     ------      ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ..................   (0.025)       (0.049)     (0.049)     (0.054)    (0.035)     (0.028)
   Net realized gains .....................       --        (0.001)         --          --         --          --
                                              ------        ------      ------      ------     ------      ------
   Total distributions ....................   (0.025)       (0.050)     (0.049)     (0.054)    (0.035)     (0.028)
                                              ------        ------      ------      ------     ------      ------
Contributions from affiliate (c) ..........       --            --          --       0.002         --          --
                                              ------        ------      ------      ------     ------      ------
   NET ASSET VALUE, END OF PERIOD .........   $ 1.00        $ 1.00      $ 1.00      $ 1.00     $ 1.00      $ 1.00
                                              ======        ======      ======      ======     ======      ======
   Total return (a) .......................    2.55%         5.19%       5.12%       5.50%      3.56%       2.90%
                                              ======        ======      ======      ======     ======      ======
RATIOS TO AVERAGE NET ASSETS /
  SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) .... $276,959      $280,339    $236,812    $169,297   $143,744    $145,021
  Ratio of net investment income to
    average net assets ....................    5.10%+        4.99%       4.93%       5.33%       3.49%      2.82%
  Ratio of operating expenses to average
    net assets (d) ........................    0.53%+        0.52%       0.54%       0.53%       0.53%      0.62%
  Ratio of interest expense to average
    net assets ............................      --            --        0.01%       0.02%       0.13%         --
---------------------------------------------------------------------------------------------------------------------------

 +  Annualized.
(a) Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(b) Net investment income before fees waived by the administrator for the years ended October 31, 1996, 1995 and 1994 was $0.048, $0.053 and $0.034,
    respectively.
(c) During the year ended October 31, 1995, the Portfolio realized losses on the sale of certain securities. Pursuant to an undertaking, losses in the amount of $262,913 were reimbursed to the Portfolio by the former Adviser.
(d) Operating expense ratios after custodian fee credits on cash balances maintained with the custodian and fees waived by the administrator for the year ended October 31, 1996 and 1995 were 0.52% and 0.50%, respectively. The operating expense ratio after fees waived by the administrator for the year ended October 31, 1994 was 0.53%.

TAX EXEMPT MONEY MARKET PORTFOLIO
===========================================================================================================================
Selected data for a share outstanding throughout each period.

                                           SIX MONTHS ENDED                   YEAR ENDED OCTOBER 31,
                                            APRIL 30, 1998      ------------------------------------------------
                                             (UNAUDITED)     1997       1996        1995        1994        1993
                                             ----------      ----       ----        ----        ----        -----
OPERATING PERFORMANCE:
  Net asset value, beginning of period ...   $  1.00       $  1.00     $  1.00     $  1.00    $  1.00     $  1.00
                                             -------       -------     -------     -------    -------     -------
  Net investment income (b) ..............     0.018         0.031       0.030       0.034      0.022       0.021
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ..................    (0.018)       (0.031)     (0.030)     (0.034)    (0.022)     (0.021)
                                             -------        ------      ------      ------     ------      ------
  NET ASSET VALUE, END OF PERIOD .........   $  1.00       $  1.00     $  1.00     $  1.00    $  1.00     $  1.00
                                             =======       =======     =======     =======    =======     =======
  Total return (a) .......................     1.54%         3.12%       3.04%       3.42%      2.21%       2.16%
                                             =======       =======     =======     =======    =======     =======
RATIOS TO AVERAGE NET ASSETS /
  SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ...  $166,224      $192,834    $158,507    $140,826   $133,951    $117,751
  Ratio of net investment income to
    average net assets ...................     3.09%+        4.99%       3.00%       3.35%      2.18%       2.15%
  Ratio of operating expenses to
    average net assets (c) ...............     0.50%+        0.53%       0.54%       0.53%      0.54%       0.57%


-------------------------------------------
 +  Annualized.
(a) Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment  at the beginning of the period and sold at the end of the period including  reinvestment  of  dividends.  Total return for the period of less than one year is not annualized.
(b) Net investment  income before fees waived by the administrator for the years ended October 31, 1995 and 1994 was $0.033 and $0.021, respectively.
(c) The operating  expense  ratios after  custodian fee credits on cash balances maintained  with the  custodian  for the six months ended April 30, 1998 was
    0.49%. Operating expense ratios after custodian fee credits on cash balances maintained  with the custodian for the years ended October 31, 1997 and 1996 were  0.52% and 0.52%,  respectively.  The  operating  expense  ratio  after custodian  fee credits on cash  balances  maintained  with the custodian and fees  waived by the  administrator  for the year ended  October 31, 1995 was
    0.50%.  The operating  expense ratio after fees waived by the  administrator for the year ended October 31, 1994 was 0.53%.



                 See accompanying notes to financial statements.

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
U.S. TREASURY MONEY MARKET PORTFOLIO
===========================================================================================================================
Selected data for a share outstanding throughout each period.

                                           SIX MONTHS ENDED                   YEAR ENDED OCTOBER 31,
                                            APRIL 30, 1998      ------------------------------------------------
                                             (UNAUDITED)     1997       1996        1995        1994        1993
                                             ----------      ----       ----        ----        ----        -----
OPERATING PERFORMANCE:
  Net asset value, beginning of period ....  $  1.00       $  1.00     $  1.00     $  1.00    $  1.00     $  1.00
                                             -------       -------     -------     -------    -------     -------
  Net investment income ...................    0.028         0.047       0.047       0.051      0.033       0.026
  Net realized and unrealized gain
    on investments ........................       --         0.001          --          --         --          --
                                             -------       -------     -------     -------    -------     -------
  Total from investment operations ........    0.028         0.048       0.047       0.051      0.033       0.026

DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ..................   (0.028)       (0.047)     (0.047)     (0.051)    (0.033)     (0.026)
   Net realized gains .....................       --        (0.001)         --          --         --          --
   Total distributions ....................   (0.028)       (0.048)     (0.047)     (0.051)    (0.033)     (0.026)
                                             -------        ------      ------      ------     ------      ------
  NET ASSET VALUE, END OF PERIOD ..........  $  1.00       $  1.00     $  1.00     $  1.00    $  1.00     $  1.00
                                             =======       =======     =======     =======    =======     =======
  Total return (a) ........................    2.47%         4.91%       4.83%       5.27%      3.31%       2.60%
                                             =======       =======     =======     =======    =======     =======
RATIOS TO AVERAGE NET ASSETS /
SUPPLEMENTAL DATA:
  NET ASSETS, END OF PERIOD (IN 000'S) ....  $84,817       $85,204     $90,761     $94,834   $138,205    $224,071
  Ratio of net investment income to
   average net assets .....................    4.91%+        4.74%       4.70%       5.10%      3.07%       2.55%
  Ratio of operating expenses to
   average net assets (b) .................    0.50%+        0.61%       0.63%       0.56%      0.49%       0.47%


----------------------------------------------
 +  Annualized.
(a) Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment  at the beginning of the period and sold at the end of the period including  reinvestment  of  dividends.  Total return for the period of less than one year is not annualized.
(b) Operating  expense ratios after custodian fee credits on securities  lending income for the year ended  October  31,  1997 was 0.60%.  Operating  expense ratios after  custodian  fee credits on cash  balances  maintained  with the custodian for the years ended October 31,1996 and 1995 were 0.60% and 0.54%, respectively.



                 See accompanying notes to financial statements.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION. The Treasurer's Fund, Inc. (the "Fund") is an open-end, diversified management investment company organized as a Maryland Corporation and registered under the Investment Company Act of 1940, as amended, (the "Act"). The Fund currently consists of six separately managed portfolios, three of which are active: the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio (collectively, the "Portfolios"). The Global Money Market Portfolio, the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio still remain inactive.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost (which approximates market value) whereby a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Directors. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. The Portfolio will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement. The Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

DIVIDENDS AND DISTRIBUTIONS. Dividends from investment income (including realized capital gains and losses) are declared daily and paid monthly. Distributions of long term capital gains, if any, are paid annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)(UNAUDITED)
================================================================================

For the year ended October 31, 1997, the following reclassifications were made to increase such accounts with offsetting adjustments to paid-in-capital:

                                          Accumulated
                                        Undistributed Net          Realized Gain
                                        Investment Income         On Investments
                                        -----------------         --------------
Domestic Prime Money Market Fund            $25,252                   $55,897
Tax Exempt Money Market Fund                   ---                     40,695

PROVISION FOR INCOME TAXES. The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. As a result, a Federal income tax provision is not required.

At October 31, 1997, the Tax Exempt Money Market Portfolio had net capital loss carryforwards for Federal income tax purposes of $14,007 with $2,775, $1,391, $2,039 and $7,802 expiring in 2003, 2002, 2001 and 1998, respectively.

3. AGREEMENT WITH AFFILIATED PARTIES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Gabelli Fixed Income LLC (the "Adviser") which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of each Portfolio's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolios, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

Gabelli Funds, Inc. (the "Administrator") serves as the Administrator to the Fund pursuant to an Administrative Services Agreement with each of the Portfolios under which the Administrator provides services for a fee that is computed daily and paid monthly in accordance with the following schedule: i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) 0.050% of all aggregate average daily net assets of the Fund over $1 billion.

                              THE TREASURER'S FUND
                              One Corporate Center
                            Rye, New York 10580-1434
                                  1-800-GABELLI
                                [1-800-422-3554]
                               FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                         1-800-GABELLI after 6:00 P.M.)

                               BOARD OF DIRECTORS

Felix J. Christiana
FORMER SENIOR VICE PRESIDENT
DOLLAR DRY DOCK SAVINGS BANK

Thomas E. O'Connor
CONSULTANT
GABELLI FIXED INCOME LLC

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Karl Otto Pohl
FORMER PRESIDENT
DEUTSCHE BUNDESBANK

Richard N. Daniel
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
HANDY & HARMAN

Anthony R. Pustorino
CERTIFIED PUBLIC ACCOUNTANT
PROFESSOR, PACE UNIVERSITY

Mary E. Hauck
(RETIRED) SENIOR PORTFOLIO MANAGER
GABELLI-O'CONNOR FIXED INCOME
MUTUAL FUND MANAGEMENT CO.

Werner J. Roeder, MD
DIRECTOR OF SURGERY
LAWRENCE HOSPITAL

Robert C. Kolodny, MD
PHYSICIAN, AUTHOR AND LECTURER
GENERAL PARTNER OF KBS PARTNERSHIP

Anthonie C. Van Eckris
MANAGING DIRECTOR
BALMAC INTERNATIONAL, INC.

                                    OFFICERS

Ronald S. Eaker
PRESIDENT AND
CHIEF INVESTMENT OFFICER

Judith A. Raneri
SECRETARY, TREASURER AND
PORTFOLIO MANAGER

Henley L. Smith
VICE PRESIDENT AND
INVESTMENT OFFICER

Bruce N. Alpert
VICE PRESIDENT

Georgette Horton
VICE PRESIDENT

                                   DISTRIBUTOR
                              Gabelli Fixed Income
                               Distributors, Inc.

                                    CUSTODIAN
                             Custodial Trust Company

                                  LEGAL COUNSEL
                                Battle Fowler LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Treasurer's Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------


THE
TREASURER'S
FUND

MONEY MARKET PORTFOLIOS
DOMESTIC PRIME
TAX EXEMPT
U.S. TREASURY

SEMI-ANNUAL REPORT
    APRIL 30, 1998